Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4. Fair Value of Financial Instruments

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
●	Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.
●	Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to the short-term or on-demand nature of these instruments.

There were no transfers between fair value measurement levels during the periods ended June 30, 2023 and December 31, 2022.

The Company’s outstanding warrants include publicly traded warrants (the “Public Warrants”) which were issued as one-third of a warrant per unit during Longview’s initial public offering and warrants sold in a private placement to Longview’s sponsor (the “Private Warrants”). As of June 30, 2023, there were an aggregate of 13,799,357 and 6,853,333 outstanding Public Warrants and Private Warrants, respectively. Each whole warrant entitles the registered holder to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment per the warrant agreements. The warrants will expire on February 12, 2026 or earlier upon redemption or liquidation. The Company recognizes the change in fair value of warrant liabilities in the condensed consolidated statements of operations and comprehensive loss. During the three and six months ended June 30, 2023 and 2022, the number of exercises and the amount reclassified into equity upon the exercise of the Public Warrants and Private Warrants were not significant.

The Company’s investments in marketable securities were ownership interests in mutual funds. The Company measured the equity securities using Level 1 fair value inputs based on the quoted prices in active markets for identical securities. As the securities had readily determinable fair value, unrealized gains and losses were reported as other income (expense), net on the consolidated statements of operations and comprehensive loss. Subsequent gains or losses realized upon redemption or sale of these securities were also recorded as other income (expense), net on the condensed consolidated statements of operations and comprehensive loss. The Company considered all of its investments in marketable securities as available for use in current operations and therefore classified these securities within current assets on the condensed consolidated balance sheets.

The Company measures its Public Warrants using Level 1 fair value inputs based on quoted prices in active markets for the Public Warrants. Because any transfer of Private Warrants from the initial holder of the Private Warrants would result in the Private Warrants having substantially the same terms as the Public Warrants, management determined that the fair value of each Private Warrant is the same as that of a Public Warrant. Accordingly, the Company measures its Private Warrants using Level 2 fair value inputs based on quoted prices in active markets for the Public Warrants.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

		Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
June 30, 2023:
Warrants:
Public Warrants	$3,312	$3,312	$—	$—
Private Warrants	1,645	—	1,645	—
Total liabilities at fair value on a recurring basis	$4,957	$3,312	$1,645	$—

December 31, 2022:
Marketable securities:
Mutual funds	$75,250	$75,250	$—	$—
Total assets at fair value on a recurring basis	$75,250	$75,250	$—	$—

Warrants:
Public Warrants	$3,588	$3,588	$—	$—
Private Warrants	1,782	—	1,782	—
Total liabilities at fair value on a recurring basis	$5,370	$3,588	$1,782	$—

Note 4. Fair Value of Financial Instruments

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
●	Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.
●	Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates their fair values due to the short-term or on demand nature of these instruments.

There were no transfers between fair value measurement levels during the years ended December 31, 2022 and 2021.

The Company’s investments in marketable securities are ownership interests in mutual funds. The equity securities are stated at fair value, as determined by quoted market prices. As the securities have readily determinable fair value, unrealized gains and losses are reported as other income (expense), net on the consolidated statements of operations and comprehensive loss. Subsequent gains or losses realized upon redemption or sale of these securities are also recorded as other income (expense), net on the consolidated statements of operations and comprehensive loss. The Company considers all of its investments in marketable securities as available for use in current operations and therefore classifies these securities within current assets on the consolidated balance sheets.  For the year ended December 31, 2022, the Company recognized $0.3 million of unrealized losses that relate to equity securities still held as of December 31, 2022. For the years ended December 31, 2021 and 2020, the Company did not recognize any unrealized losses that relate to equity securities still held as of December 31, 2022.

The Company determined the fair value of its Public Warrants as Level 1 financial instruments, as they are traded in active markets. Because any transfer of Private Warrants from the initial holder of the Private Warrants would result in the Private Warrants having substantially the same terms as the Public Warrants, management determined that the fair value of each Private Warrant is the same as that of a Public Warrant. Accordingly, the Private Warrants are classified as Level 2 financial instruments.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

		Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2022:
Marketable securities:
Mutual funds	$75,250	$75,250	$—	$—
Total assets at fair value on a recurring basis	$75,250	$75,250	$—	$—

Warrants:
Public Warrants	$3,588	$3,588	$—	$—
Private Warrants	1,782	—	1,782	—
Total liabilities at fair value on a recurring basis	$5,370	$3,588	$1,782	$—

December 31, 2021:
Warrants:
Public Warrants	$17,525	$17,525	$—	$—
Private Warrants	8,704	—	8,704	—
Total liabilities at fair value on a recurring basis	$26,229	$17,525	$8,704	$—